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                                 Schwab Funds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                November 18, 2008

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Schwab Investments
    File Nos. 33-37459 and 811-6200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated November 15, 2008, for the above-named Trust do not differ from those filed in the most recent Post-Effective Amendment No.78, which was filed electronically.

Sincerely,


/s/ Steven Schantz
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Steven Schantz
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.